OTHER LONG TERM LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	Feb. 28, 2013	Feb. 29, 2012
OTHER LONG TERM LIABILITIES [Abstract]
Warranty accrual	$ 252	$ 418
Deferred Revenue	531	645
Total Other Long Term Liabilities	$ 783	$ 1,063